Trade Account Receivables	12 Months Ended
Dec. 31, 2024
Trade Account Receivables [Abstract]
Trade account receivables
6.	Trade account receivables

	2024		2023	2022

Trade account receivables	Ps.	1,490,035	1,404,541	1,092,855

Expected credit loss		(356,942)	(332,086)	(121,792)

	Ps.	1,133,093	1,072,455	971,063

As of December 31, 2024, 2023 and 2022, the payment period granted to customers is 14 and 30 days for Betterware and Jafra, respectively. No interest is charged on outstanding accounts receivable.

The Group measures the loss reserve for commercial accounts receivable in an amount equal to the expected lifetime credit loss. Expected credit losses in accounts receivable are estimated using a provisions matrix with reference to the debtor’s previous default history and an analysis of the debtor’s current financial situation, adjusted for factors specific to the debtors and the general economic conditions of the industry in which the debtors operate, and assessing both current and predicted conditions as of the reporting date.

The Group’s significant growth in recent years has caused volatility in collections. Because of this, management has applied significant estimation to determine the estimated expected credit losses as of December 31, 2024, 2023 and 2022, where the weighting of the historical behavior was analyzed, given what happened due to the extraordinary events of the COVID-19 pandemic, thus normalizing the expectation of future credit losses. The expected credit loss calculation is adjusted to reflect forward-looking information on macroeconomic factors that could affect customers’ ability to repay their debts.

The Group cancels an account receivable when there is information that indicates that the debtor is experiencing serious financial difficulties and there is no realistic prospect of recovery, e.g. when the debtor has been placed in liquidation or has entered bankruptcy proceedings, or when a commercial account receivable is more than one year old, whichever occurs first. For the years ended December 31, 2024, 2023 and 2022, Ps.321,399, Ps.94,194 and Ps.237,928 have been canceled, respectively.

The following tables show the expected lifetime credit loss recognized for commercial trade accounts receivable, in accordance with the simplified approach established in IFRS 9.

	Commercial trade receivables – days past due
	Betterware de México					Jafra in Mexico and United States
As of December 31, 2024	Not past due		14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total

Expected credit loss rate		2%	5%	11%	63%	7%	26%	58%	75%
Gross amount of account receivable	Ps.	471,339	26,320	15,129	165,967	466,770	85,258	73,850	185,402	1,490,035
Expected credit loss	Ps.	9,090	1,342	1,696	105,099	34,945	22,379	42,518	139,873	356,942

	Commercial trade receivables – days past due
	Betterware de México					Jafra in Mexico and United States
As of December 31, 2023	Not past due		14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total

Expected credit loss rate		2%	8%	14%	58%	8%	26%	57%	76%
Gross amount of account receivable	Ps.	456,616	25,165	16,939	175,534	418,654	79,281	61,568	170,784	1,404,541
Expected credit loss	Ps.	8,935	2,104	2,455	101,305	31,511	20,622	35,281	129,873	332,086
	Commercial trade receivables – days past due
		Betterware de México				Jafra in Mexico and United States
As of December 31, 2022		Not past due	14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total

Expected credit loss rate		1%	18%	39%	41%	1%	7%	21%	61%
Gross amount of account receivable	Ps.	365,978	24,198	15,592	161,204	374,039	77,509	31,366	42,969	1,092,855
Expected credit loss	Ps.	3,561	4,337	6,142	66,126	3,589	5,130	6,735	26,172	121,792

The following tables show the movement in lifetime expected credit loss that has been recognized for commercial trade account receivables, in accordance with the simplified approach set out in IFRS 9.

	Total
Balance as of January 1, 2022	Ps.	(90,164)
Expected credit loss		(269,595)
Amounts written off		237,928
Foreign currency translation effect		39
Balance as of December 31, 2022		(121,792)
Expected credit loss		(304,501)
Amounts written off		94,194
Foreign currency translation effect		13
Balance as of December 31, 2023		(332,086)
Expected credit loss		(346,124)
Amounts written off		321,399
Foreign currency translation effect		(131)
Balance as of December 31, 2024	Ps.	(356,942)

Long term account receivable from the sale of the “San Angel” property

As of December 31, 2024 the Company recognized an account receivable arising from the sale of the San Ángel de Jafra Mexico property. The sale transaction was agreed for a total price of Ps.385,700, of which only Ps.140,000 has been collected as of December 31, 2024. The remaining Ps.245,700 will be covered in semiannual payments until 2027.

This receivable was initially recognized at fair value, which was determined as the present value of future cash flows using an effective rate of 10.1%As of December 31, 2024, management decided not to recognize an expected credit loss effect on the San Ángel account receivable because the probability of non-collection was considered low and the payments are secured by the mortgage on the same property.